UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 86.7%
		Argentina: 3.1%
500,000	#	Arcor SAIC, 6.000%, 07/06/23	$532,500	0.5
1,000,000	#	Banco Macro SA, 6.750%, 11/04/26	1,045,000	1.0
500,000	#	YPF SA, 8.500%, 03/23/21	557,420	0.5
500,000		YPF SA, 8.750%, 04/04/24	571,200	0.5
500,000	#	YPF SA, 8.750%, 04/04/24	571,200	0.6
			3,277,320	3.1

		Austria: 1.0%
1,000,000	#,L	Suzano Austria GmbH, 7.000%, 03/16/47	1,018,000	1.0

		Brazil: 9.2%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	529,850	0.5
1,125,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	1,167,300	1.1
550,000		Braskem Finance Ltd., 6.450%, 02/03/24	588,500	0.6
600,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	627,000	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/27	255,850	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	753,094	0.7
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	966,815	0.9
500,000	#	Minerva Luxembourg SA, 6.500%, 09/20/26	488,750	0.5
750,000	L	Petrobras Global Finance BV, 7.250%, 03/17/44	740,250	0.7
750,000		Petrobras Global Finance BV, 7.375%, 01/17/27	795,375	0.8
1,000,000		Petrobras Global Finance BV, 8.375%, 05/23/21	1,121,880	1.1
1,000,000	#	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	986,250	0.9
600,000		Suzano Trading Ltd., 5.875%, 01/23/21	639,000	0.6
			9,659,914	9.2

		Canada: 0.7%
750,000	#	First Quantum Minerals Ltd., 7.250%, 04/01/23	738,750	0.7

		Chile: 4.9%
1,500,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,570,199	1.5
1,350,000	#	Cencosud SA, 5.150%, 02/12/25	1,450,296	1.4
600,000	#	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/22	628,037	0.6
500,000	L	Inversiones CMPC SA, 4.750%, 09/15/24	526,487	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	467,301	0.4
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	519,224	0.5
			5,161,544	4.9

		China: 4.8%
1,000,000		Baidu, Inc., 2.875%, 07/06/22	995,181	1.0
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,020,104	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	324,827	0.3
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	651,242	0.6
1,950,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,043,255	1.9
			5,034,609	4.8

		Colombia: 4.1%
1,050,000		Banco de Bogota SA, 6.250%, 05/12/26	1,121,001	1.1
1,500,000	#	Banco de Bogota SA, 6.250%, 05/12/26	1,601,430	1.5
400,000		Ecopetrol SA, 5.375%, 06/26/26	417,000	0.4
250,000		Ecopetrol SA, 5.875%, 05/28/45	230,750	0.2
963,000	#	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	995,260	0.9
			4,365,441	4.1

		Hong Kong: 1.9%
2,000,000	#	Melco Resorts Finance Ltd., 4.875%, 06/06/25	2,006,561	1.9

		Hungary: 0.8%
750,000		MOL Group Finance SA, 6.250%, 09/26/19	813,210	0.8

		India: 6.2%
1,000,000	#	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	994,941	0.9
1,000,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,058,871	1.0
1,000,000	#	Bharti Airtel Ltd, 4.375%, 06/10/25	1,001,737	1.0
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	938,124	0.9
408,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	416,915	0.4
1,500,000	#	Vedanta Resources PLC, 6.375%, 07/30/22	1,508,550	1.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	$618,630	0.6
			6,537,768	6.2

		Indonesia: 0.9%
1,000,000	#	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	985,230	0.9

		Israel: 2.3%
850,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,004,230	1.0
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	778,396	0.7
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	590,724	0.6
			2,373,350	2.3

		Jamaica: 2.4%
550,000		Digicel Group Ltd., 8.250%, 09/30/20	516,258	0.5
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,203,125	1.1
350,000	#	Digicel Ltd., 6.000%, 04/15/21	336,875	0.3
500,000	#	Digicel Ltd., 6.750%, 03/01/23	472,040	0.5
			2,528,298	2.4

		Luxembourg: 1.7%
900,000		Altice Financing SA, 7.500%, 05/15/26	1,001,250	1.0
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	737,219	0.7
			1,738,469	1.7

		Mexico: 7.3%
800,000	#	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 10/06/65	829,840	0.8
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/22	567,500	0.5
750,000		Cemex Finance LLC, 6.000%, 04/01/24	798,825	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/25	265,938	0.2
1,000,000	#,L	Cemex SAB de CV, 5.700%, 01/11/25	1,063,750	1.0
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	573,125	0.5
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	319,875	0.3
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	503,250	0.5
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	402,600	0.4
800,000	#	Nemak SA de CV, 5.500%, 02/28/23	826,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	507,700	0.5
1,000,000	#	Petroleos Mexicanos, 6.500%, 03/13/27	1,075,500	1.0
			7,733,903	7.3

		Morocco: 2.4%
500,000	#	OCP SA, 4.500%, 10/22/25	505,625	0.5
750,000		OCP SA, 5.625%, 04/25/24	813,409	0.8
1,050,000		OCP SA, 6.875%, 04/25/44	1,188,522	1.1
			2,507,556	2.4

		Netherlands: 1.2%
1,300,000	#	VimpelCom Holdings BV, 4.950%, 06/16/24	1,307,254	1.2

		Peru: 5.8%
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	829,687	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	568,750	0.6
950,000		Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,053,312	1.0
1,300,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,330,875	1.3
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	536,700	0.5
600,000	#	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	644,250	0.6
350,000		Southern Copper Corp., 5.250%, 11/08/42	350,363	0.3
600,000		Southern Copper Corp., 5.875%, 04/23/45	646,212	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/40	144,427	0.1
			6,104,576	5.8

		Russia: 8.7%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	569,045	0.5
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,034,356	1.0
1,000,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.500%, 10/05/27	993,548	0.9
800,000		Everaz Group SA, 8.250%, 01/28/21	892,784	0.9
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,272,870	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	995,338	1.0
100,000	#	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	111,225	0.1

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
750,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.100%, 04/11/23	$748,031	0.7
500,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	513,939	0.5
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/23	511,542	0.5
1,400,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,515,514	1.4
			9,158,192	8.7

		Singapore: 1.9%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,218	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	942,967	0.9
			1,970,185	1.9

		South Africa: 3.3%
1,000,000	L	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,048,250	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	766,197	0.7
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	554,125	0.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,102,875	1.1
			3,471,447	3.3

		South Korea: 1.9%
1,925,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,019,866	1.9

		Sweden: 1.0%
1,000,000		Millicom International Cellular SA, 6.625%, 10/15/21	1,043,750	1.0

		Thailand: 0.9%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	923,424	0.9

		Turkey: 6.5%
500,000	#	Finansbank AS/Turkey, 4.875%, 05/19/22	496,208	0.5
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	763,425	0.7
625,000		Turkiye Is Bankasi, 5.375%, 10/06/21	628,636	0.6
1,000,000	#	Turkiye Is Bankasi, 6.125%, 04/25/24	1,014,924	1.0
1,000,000	#	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	1,008,062	0.9
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	611,683	0.6
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,017,500	1.0
1,250,000	#	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	1,268,576	1.2
			6,809,014	6.5

		United Arab Emirates: 1.8%
1,000,000	#	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,030,645	1.0
850,000		First Abu Dhabi Bank PJSC, 5.250%, 12/29/49	860,197	0.8
			1,890,842	1.8

	Total Corporate Bonds/Notes
	(Cost $87,597,224)		91,178,473	86.7

FOREIGN GOVERNMENT BONDS: 3.7%
		Argentina: 2.5%
1,500,000		Argentine Republic Government International Bond, 5.625%, 01/26/22	1,539,750	1.5
1,000,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,074,000	1.0
			2,613,750	2.5

		Kazakhstan: 0.5%
500,000		Kazakhstan Government International Bond, 5.125%, 07/21/25	544,113	0.5

		Turkey: 0.7%
750,000		Turkey Government Bond, 5.000%, 06/25/21	752,881	0.7

	Total Foreign Government Bonds
	(Cost $3,736,378)		3,910,744	3.7

	Total Long-Term Investments
	(Cost $91,333,602)		95,089,217	90.4

SHORT-TERM INVESTMENTS: 11.1%
		Commercial Paper: 6.6%
1,000,000		American Electric Power, 1.450%, 07/06/17	999,764	1.0
940,000		American Electric Power, 1.500%, 07/24/17	939,080	0.9
1,000,000		Campbell, 1.490%, 07/24/17	999,029	0.9
250,000		Dominion Resources, 1.440%, 07/05/17	249,951	0.2

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	DUKE, 1.440%, 07/05/17	$999,804	1.0
1,000,000	Eastman, 1.470%, 07/13/17	999,479	0.9
827,000	Medtronic, 1.430%, 07/06/17	826,807	0.8
950,000	Potash, 1.470%, 07/12/17	949,544	0.9
		6,963,458	6.6

	Securities Lending Collateralcc: 2.8%
857,487	Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $857,563, collateralized by various U.S. Government Securities, 1.375%-6.375%, Market Value plus accrued interest $874,637, due 02/29/20-08/15/27)	857,487	0.8
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%-1.07%, due 07/03/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-7.250%, Market Value plus accrued interest $1,020,006, due 07/15/17-06/20/47)	1,000,000	0.9
77,246	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $77,254, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $78,791, due 07/07/17-01/15/30)	77,246	0.1
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/30/17, 1.09%, due 07/03/17 (Repurchase Amount $1,000,090, collateralized by various U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 04/01/21-07/01/47)	1,000,000	1.0
		2,934,733	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
1,838,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,838,000)	1,838,000	1.7

	Total Short-Term Investments
	(Cost $11,736,689)	11,736,191	11.1

	Total Investments in Securities (Cost $103,070,291)	$106,825,408	101.5
	Liabilities in Excess of Other Assets	(1,605,883)	(1.5)
	Net Assets	$105,219,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $103,093,235.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,971,615
Gross Unrealized Depreciation	(239,442)

Net Unrealized Appreciation	$3,732,173

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	30.6%
Basic Materials	17.2
Energy	12.4
Communications	10.7%
Utilities	5.1
Industrial	4.7
Foreign Government Bonds	3.7
Consumer, Non-cyclical	3.3
Consumer, Cyclical	2.7
Short-Term Investments	11.1
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$91,178,473	$–	$91,178,473
Short-Term Investments	1,838,000	9,898,191	–	11,736,191
Foreign Government Bonds	–	3,910,744	–	3,910,744
Total Investments, at fair value	$1,838,000	$104,987,408	$–	$106,825,408
Other Financial Instruments+
Futures	17,208	–	–	17,208
Total Assets	$1,855,208	$104,987,408	$–	$106,842,616
Liabilities Table
Other Financial Instruments+
Futures	$(42,723)	$–	$–	$(42,723)
Total Liabilities	$(42,723)	$–	$–	$(42,723)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	23	09/20/17	$2,887,219	$(6,348)
U.S. Treasury 2-Year Note	28	09/29/17	6,051,063	(8,067)
U.S. Treasury 5-Year Note	72	09/29/17	8,484,188	(21,731)
U.S. Treasury Ultra Long Bond	8	09/20/17	1,327,000	13,983
			$18,749,470	$(22,163)
Short Contracts
U.S. Treasury Long Bond	(7)	09/20/17	(1,075,813)	(6,577)
U.S. Treasury Ultra 10-Year Note	(33)	09/20/17	(4,448,813)	3,225
			$(5,524,626)	$(3,352)

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$17,208
Total Asset Derivatives		$17,208

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	42,723
Total Liability Derivatives		$42,723

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
		Argentina: 0.4%
500,000	#,L	YPF SA, 8.750%, 04/04/24	$571,200	0.4

		Brazil: 2.9%
750,000	#	Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/24	735,000	0.5
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	740,250	0.5
1,200,000		Petrobras Global Finance BV, 7.375%, 01/17/27	1,272,600	0.8
1,500,000	L	Petrobras Global Finance BV, 8.750%, 05/23/26	1,728,750	1.1
			4,476,600	2.9

		Chile: 2.9%
1,500,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,467,719	0.9
500,000	#	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	539,560	0.4
2,000,000	#	Empresa Nacional del Petroleo, 3.750%, 08/05/26	1,992,439	1.3
500,000		Enel Americas SA, 4.000%, 10/25/26	506,125	0.3
			4,505,843	2.9

		China: 0.9%
1,500,000		Baidu, Inc., 2.875%, 07/06/22	1,492,771	0.9

		Croatia: 0.7%
975,000	#	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,063,795	0.7

		Georgia: 0.7%
1,000,000	#	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,050,000	0.7

		Indonesia: 2.6%
750,000		Pertamina Persero PT, 4.300%, 05/20/23	778,580	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,296,353	0.8
2,000,000	#	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1,970,461	1.3
			4,045,394	2.6

		Kazakhstan: 0.6%
1,000,000		KazMunayGas National Co. JSC, 5.750%, 04/19/47	947,865	0.6

		Mexico: 7.4%
1,000,000	#	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	1,000,000	0.6
2,000,000	#	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25	2,075,000	1.3
500,000	#	Cemex SAB de CV, 7.750%, 04/16/26	573,125	0.4
1,000,000	#	Comision Federal de Electricidad, 4.750%, 02/23/27	1,031,250	0.7
1,000,000	#	Mexico City Airport Trust, 4.250%, 10/31/26	1,027,770	0.7
500,000	#	Mexico City Airport Trust, 5.500%, 10/31/46	510,000	0.3
1,500,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	1,461,795	0.9
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	478,253	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	444,500	0.3
750,000		Petroleos Mexicanos, 6.750%, 09/21/47	759,285	0.5
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,221,000	1.4
			11,581,978	7.4

		Netherlands: 0.8%
1,300,000	#	VimpelCom Holdings BV, 4.950%, 06/16/24	1,307,254	0.8

		Panama: 0.7%
1,000,000	#	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,095,000	0.7

		Peru: 1.3%
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	1,014,500	0.6
1,000,000	#	Petroleos del Peru SA, 5.625%, 06/19/47	1,015,000	0.7
			2,029,500	1.3

		Russia: 1.3%
500,000	#	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	503,625	0.3
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,610,993	1.0
			2,114,618	1.3

		Singapore: 0.3%
500,000	#	Indika Energy Capital II Pte Ltd., 6.875%, 04/10/22	488,359	0.3

		South Africa: 1.3%
1,000,000	#	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	1,022,500	0.7

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		South Africa: (continued)
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	$975,773	0.6
			1,998,273	1.3

		Trinidad And Tobago: 0.2%
312,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	305,944	0.2

		Turkey: 0.3%
500,000	#	Turkiye Garanti Bankasi AS, 6.125%, 05/24/27	496,359	0.3

		Venezuela: 0.8%
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	491,250	0.3
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	820,750	0.5
			1,312,000	0.8

	Total Corporate Bonds/Notes
	(Cost $40,282,857)		40,882,753	26.1

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, due 01/31/23	17,776	0.0

	Total U.S. Treasury Obligations
	(Cost $18,000)		17,776	0.0

FOREIGN GOVERNMENT BONDS: 67.4%
		Angola: 0.3%
500,000	#	Angolan Government International Bond, 9.500%, 11/12/25	527,750	0.3

		Argentina: 6.5%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/28	2,015,000	1.3
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	2,850,375	1.8
1,000,000		Argentine Republic Government International Bond, 7.125%, 06/28/17	909,000	0.6
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/36	1,490,250	0.9
2,000,000		Argentine Republic Government International Bond, 7.500%, 04/22/26	2,155,000	1.4
701,019	±,L	Argentine Republic Government International Bond, 8.280%, 12/31/33	780,234	0.5
			10,199,859	6.5

		Armenia: 0.5%
751,000	#	Republic of Armenia International Bond, 6.000%, 09/30/20	788,377	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	501,965	0.3

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,321,875	1.5

		Chile: 1.0%
1,500,000		Chile Government International Bond, 3.860%, 06/21/47	1,506,562	1.0

		Colombia: 3.0%
400,000	L	Colombia Government International Bond, 2.625%, 03/15/23	391,000	0.3
1,750,000		Colombia Government International Bond, 5.000%, 06/15/45	1,769,250	1.1
500,000		Colombia Government International Bond, 6.125%, 01/18/41	579,000	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,916,625	1.2
			4,655,875	3.0

		Costa Rica: 1.0%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,076,625	0.7
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	541,080	0.3
			1,617,705	1.0

		Croatia: 1.8%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,217,993	1.4
500,000	#	Croatia Government International Bond, 5.500%, 04/04/23	547,652	0.4
			2,765,645	1.8

		Dominican Republic: 3.1%
1,500,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	1,556,250	1.0
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	792,930	0.5
750,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	827,812	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Dominican Republic: (continued)
1,500,000	#	Dominican Republic International Bond, 6.875%, 01/29/26	$1,681,875	1.1
			4,858,867	3.1

		Ecuador: 0.7%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,070,000	0.7

		Egypt: 2.3%
750,000	#	Egypt Government International Bond, 5.875%, 06/11/25	735,000	0.5
1,000,000		Egypt Government International Bond, 6.125%, 01/31/22	1,023,210	0.7
1,000,000		Egypt Government International Bond, 7.500%, 01/31/27	1,063,935	0.7
200,000		Egypt Government International Bond, 8.500%, 01/31/47	216,108	0.1
500,000		Egypt Government International Bond, 8.500%, 01/31/47	540,270	0.3
			3,578,523	2.3

		El Salvador: 0.6%
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	907,500	0.6

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	719,482	0.5

		Ghana: 0.2%
300,000	#,L	Ghana Government International Bond, 9.250%, 09/15/22	324,231	0.2

		Honduras: 0.7%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/27	1,037,500	0.7

		Hungary: 2.4%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,392,869	0.9
500,000		Hungary Government International Bond, 7.625%, 03/29/41	746,796	0.5
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,552,533	1.0
			3,692,198	2.4

		Indonesia: 4.3%
1,000,000		Indonesia Eximbank, 3.875%, 04/06/24	1,015,186	0.6
1,500,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	1,550,371	1.0
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/35	2,451,426	1.6
1,750,000	#	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,778,437	1.1
			6,795,420	4.3

		Ivory Coast: 1.5%
2,401,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,312,463	1.5

		Jamaica: 1.6%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	1,986,250	1.2
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	592,500	0.4
			2,578,750	1.6

		Kazakhstan: 2.0%
750,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	748,987	0.5
2,000,000	#	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,373,500	1.5
			3,122,487	2.0

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	512,470	0.3

		Lebanon: 2.9%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,480,004	1.6
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/27	2,021,052	1.3
			4,501,056	2.9

		Mexico: 1.3%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,048,050	0.7
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	941,700	0.6
			1,989,750	1.3

		Morocco: 1.2%
1,500,000	L	Morocco Government International Bond, 4.250%, 12/11/22	1,574,550	1.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Morocco: (continued)
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	$277,937	0.2
			1,852,487	1.2

		Namibia: 0.7%
1,000,000	L	Namibia International Bonds, 5.500%, 11/03/21	1,080,585	0.7

		Nigeria: 0.4%
550,000		Nigeria Government International Bond, 7.875%, 02/16/32	598,147	0.4

		Oman: 0.8%
500,000	#	Oman Government International Bond, 5.375%, 03/08/27	512,450	0.3
750,000	#	Oman Government International Bond, 6.500%, 03/08/47	767,780	0.5
			1,280,230	0.8

		Pakistan: 0.7%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/21	1,043,950	0.7

		Panama: 2.7%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,027,500	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/53	591,000	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,055,000	0.7
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,615,625	1.0
			4,289,125	2.7

		Paraguay: 0.7%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,151,535	0.7

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,045,254	0.7

		Philippines: 1.6%
750,000		Philippine Government International Bond, 6.375%, 01/15/32	983,669	0.7
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,444,124	0.9
			2,427,793	1.6

		Poland: 2.3%
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,783,870	1.1
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/23	764,010	0.5
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	1,102,823	0.7
			3,650,703	2.3

		Romania: 1.3%
500,000	#	Romanian Government International Bond, 4.375%, 08/22/23	531,163	0.3
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,521,714	1.0
			2,052,877	1.3

		Russia: 2.7%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,090,850	1.3
2,000,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,148,514	1.4
			4,239,364	2.7

		Senegal: 0.5%
800,000		Senegal Government International Bond, 6.250%, 05/23/33	814,010	0.5

		South Africa: 0.6%
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	936,743	0.6

		Sri Lanka: 2.2%
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	518,977	0.3
750,000	#	Sri Lanka Government International Bond, 6.200%, 05/11/27	750,681	0.5
2,000,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,111,850	1.4
			3,381,508	2.2

		Tanzania: 0.2%
333,335		Tanzania Government International Bond, 7.421%, 03/09/20	349,902	0.2

		Turkey: 1.7%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,482,440	1.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey: (continued)
1,000,000		Turkey Government International Bond, 7.375%, 02/05/25	$1,159,967	0.7
			2,642,407	1.7

		Ukraine: 2.0%
700,000	#	Ukraine Government International Bond, 4.790%, 05/31/40	274,176	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/21	352,167	0.3
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/22	348,533	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/23	343,391	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/24	340,038	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/25	338,604	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/26	337,288	0.2
346,000	#	Ukraine Government International Bond, 7.750%, 09/01/27	335,900	0.2
441,000	#	Ukraine Government International Bond, 7.750%, 09/01/20	452,576	0.3
			3,122,673	2.0

		Uruguay: 2.1%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/27	1,868,125	1.2
375,000	L	Uruguay Government International Bond, 4.500%, 08/14/24	408,375	0.3
500,000		Uruguay Government International Bond, 7.625%, 03/21/36	677,500	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	367,500	0.2
			3,321,500	2.1

		Venezuela: 0.4%
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	625,000	0.4

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,310,665	0.8

		Zambia: 0.8%
750,000	#	Zambia Government International Bond, 8.500%, 04/14/24	784,772	0.5
500,000	#	Zambia Government International Bond, 8.970%, 07/30/27	533,850	0.3
			1,318,622	0.8

	Total Foreign Government Bonds
	(Cost $102,297,682)		105,421,390	67.4

	Total Long-Term Investments
	(Cost $142,598,539)		146,321,919	93.5

SHORT-TERM INVESTMENTS: 9.4%
		Commercial Paper: 4.1%
1,000,000		American Elec Pwr, 1.450%, 07/06/17	999,764	0.6
1,201,000		Campbell, 1.490%, 07/24/17	1,199,834	0.8
1,583,000		Duke Energy, 1.470%, 07/11/17	1,582,306	1.0
1,255,000		Eastman, 1.470%, 07/13/17	1,254,346	0.8
1,439,000		Potash, 1.470%, 07/12/17	1,438,310	0.9
			6,474,560	4.1

		Securities Lending Collateralcc: 4.4%
1,626,654		Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $1,626,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $1,659,187, due 07/27/17-07/01/47)	1,626,654	1.0
161,802		Deutsche Bank AG, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $161,817, collateralized by various U.S. Government Securities, 0.000%-7.125%, Market Value plus accrued interest $165,038, due 02/15/23-08/15/41)	161,802	0.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,626,654	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,626,796, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,659,193, due 07/15/17-08/15/46)	$1,626,654	1.1
180,268	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $180,287, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $183,874, due 07/07/17-01/15/30)	180,268	0.1
1,626,654	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,626,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,659,187, due 07/10/17-06/20/67)	1,626,654	1.1
1,626,654	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $1,626,798, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-7.000%, Market Value plus accrued interest $1,659,187, due 02/19/19-06/01/47)	1,626,654	1.0
		6,848,686	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
1,367,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $1,367,000)	$1,367,000	0.9

	Total Short-Term Investments
	(Cost $14,690,710)	14,690,246	9.4

	Total Investments in Securities (Cost $157,289,249)	$161,012,165	102.9
	Liabilities in Excess of Other Assets	(4,546,914)	(2.9)
	Net Assets	$156,465,251	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security

Cost for federal income tax purposes is $157,370,268.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,029,458
Gross Unrealized Depreciation	(2,387,561)

Net Unrealized Appreciation	$3,641,897

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	67.4%
Energy	12.1
Financial	4.3
Utilities	3.7
Industrial	3.4
Communications	1.7
Basic Materials	0.9
U.S. Treasury Obligations	0.0
Short-Term Investments	9.4
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$40,882,753	$–	$40,882,753
Short-Term Investments	1,367,000	13,323,246	–	14,690,246
U.S. Treasury Obligations	–	17,776	–	17,776
Foreign Government Bonds	–	105,421,390	–	105,421,390
Total Investments, at fair value	$1,367,000	$159,645,165	$–	$161,012,165
Other Financial Instruments+
Futures	15,181	–	–	15,181
Total Assets	$1,382,181	$159,645,165	$–	$161,027,346
Liabilities Table
Other Financial Instruments+
Futures	$(52,510)	$–	$–	$(52,510)
Total Liabilities	$(52,510)	$–	$–	$(52,510)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	80	09/29/17	$17,288,750	$(24,975)
U.S. Treasury Ultra Long Bond	9	09/20/17	1,492,875	(519)
			$18,781,625	$(25,494)
Short Contracts
U.S. Treasury 10-Year Note	(18)	09/20/17	(2,259,562)	7,995
U.S. Treasury 5-Year Note	(2)	09/29/17	(235,672)	543
U.S. Treasury Long Bond	(23)	09/20/17	(3,534,812)	(27,016)
U.S. Treasury Ultra 10-Year Note	(54)	09/20/17	(7,279,875)	6,643
			$(13,309,921)	$(11,835)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$15,181
Total Asset Derivatives		$15,181

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	52,510
Total Liability Derivatives		$52,510

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
		United States: 0.7%
MXN	11,000,000	General Electric Co., 8.500%, 04/06/18	$608,876	0.7

		Total Corporate Bonds/Notes
		(Cost $771,984)	608,876	0.7

FOREIGN GOVERNMENT BONDS: 85.6%
		Argentina: 1.2%
ARS	1,175,000	Argentine Bonos del Tesoro, 21.200%, 09/19/18	75,872	0.1
ARS	9,200,000	Republic of Argentina, 18.200%, 10/03/21	586,135	0.6
ARS	7,500,000	Republic of Argentina, 21.200%, 09/19/18	454,443	0.5
			1,116,450	1.2

		Brazil: 7.8%
BRL	180,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/18	54,615	0.1
BRL	13,199,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	3,989,840	4.2
BRL	6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,020,958	2.1
BRL	4,684,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	1,381,077	1.4
			7,446,490	7.8

		Chile: 1.7%
CLP	500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	787,984	0.8
CLP	210,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/35	339,120	0.3
CLP	285,000,000	Bonos Tesoreria Pesos, 4.500%, 02/28/21	449,145	0.5
CLP	54,000,000	Chile Government International Bond, 5.500%, 08/05/20	86,420	0.1
			1,662,669	1.7

		Colombia: 7.4%
COP	2,700,000,000	Colombian TES, 7.000%, 05/04/22	930,657	1.0
COP	3,174,000,000	Colombian TES, 7.500%, 08/26/26	1,117,858	1.2
COP	1,537,600,000	Colombian TES, 7.000%, 09/11/19	522,722	0.5
COP	3,500,000,000	Colombian TES, 11.000%, 07/24/20	1,327,499	1.4
COP	7,876,000,000	Colombian TES, 10.000%, 07/24/24	3,156,409	3.3
			7,055,145	7.4

		Czech Republic: 0.3%
CZK	5,000,000	Czech Republic Government Bond, 2.500%, 08/25/28	251,266	0.3

		Hungary: 3.9%
HUF	247,500,000	Hungary Government Bond, 3.500%, 06/24/20	993,333	1.1
HUF	320,010,000	Hungary Government Bond, 6.000%, 11/24/23	1,455,016	1.5
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,271,009	1.3
			3,719,358	3.9

		Indonesia: 10.4%
IDR	5,764,000,000	Indonesia Treasury Bond, 5.625%, 05/15/23	407,151	0.4
IDR	1,035,000,000	Indonesia Treasury Bond, 6.625%, 05/15/33	71,638	0.1
IDR	17,300,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	1,317,539	1.4
IDR	10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	759,707	0.8
IDR	1,272,000,000	Indonesia Treasury Bond, 7.500%, 08/15/32	96,826	0.1
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,192,389	1.2
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,105,074	1.2
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,394,426	1.5
IDR	15,000,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,213,844	1.3
IDR	1,190,000,000	Indonesia Treasury Bond, 8.375%, 09/15/26	98,709	0.1
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,369,584	1.4
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	897,079	0.9
			9,923,966	10.4

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Malaysia: 4.9%
MYR	4,668,000		Malaysia Government Bond, 3.480%, 03/15/23	$1,065,451	1.1
MYR	1,599,000		Malaysia Government Bond, 3.492%, 03/31/20	371,952	0.4
MYR	7,010,000		Malaysia Government Bond, 3.955%, 09/15/25	1,625,710	1.7
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	472,817	0.5
MYR	1,396,000		Malaysia Government Bond, 4.232%, 06/30/31	318,227	0.4
MYR	3,345,000		Malaysia Government Bond, 4.498%, 04/15/30	783,914	0.8
				4,638,071	4.9

			Mexico: 4.9%
MXN	10,891,000		Mexican Bonos, 6.500%, 06/10/21	598,362	0.6
MXN	12,933,000		Mexican Bonos, 7.750%, 05/29/31	763,727	0.8
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,198,527	1.3
MXN	890,000		Mexican Bonos, 8.500%, 05/31/29	55,726	0.1
MXN	31,118,400		Mexican Bonos, 10.000%, 12/05/24	2,044,542	2.1
				4,660,884	4.9

			Peru: 2.9%
PEN	4,650,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,524,975	1.6
PEN	405,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	138,879	0.1
PEN	3,000,000		Peruvian Government International Bond, 8.200%, 08/12/26	1,108,241	1.2
				2,772,095	2.9

			Philippines: 0.5%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	513,972	0.5

			Poland: 4.8%
PLN	1,660,000		Republic of Poland Government Bond, 1.750%, 07/25/21	436,407	0.4
PLN	1,000,000		Republic of Poland Government Bond, 2.250%, 04/25/22	265,324	0.3
PLN	4,625,000		Republic of Poland Government Bond, 3.250%, 07/25/25	1,259,462	1.3
PLN	6,200,000		Republic of Poland Government Bond, 4.000%, 10/25/23	1,781,790	1.9
PLN	2,587,000		Republic of Poland Government Bond, 5.250%, 10/25/20	765,632	0.8
PLN	410,000		Republic of Poland Government Bond, 5.500%, 10/25/19	119,520	0.1
				4,628,135	4.8

			Romania: 2.4%
RON	3,880,000		Romania Government Bond, 3.500%, 12/19/22	1,002,098	1.0
RON	2,560,000		Romania Government Bond, 5.850%, 04/26/23	739,354	0.8
RON	1,850,000		Romania Government Bond, 5.950%, 06/11/21	525,006	0.6
				2,266,458	2.4

			Russia: 8.5%
RUB	68,400,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,123,105	1.2
RUB	76,200,000		Russian Federal Bond - OFZ, 6.700%, 05/15/19	1,272,446	1.3
RUB	96,100,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,572,594	1.7
RUB	32,500,000		Russian Federal Bond - OFZ, 7.500%, 02/27/19	549,163	0.6
RUB	40,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	671,132	0.7
RUB	10,000,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	168,469	0.2
RUB	19,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	320,511	0.3
RUB	57,400,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	979,134	1.0
RUB	69,400,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	1,139,113	1.2
RUB	16,690,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	295,496	0.3
				8,091,163	8.5

			South Africa: 6.5%
ZAR	1,800,000		Kommunalbanken AS, 6.500%, 06/07/18	135,747	0.2
ZAR	15,303,122		Republic of South Africa Government Bond, 6.250%, 03/31/36	827,806	0.9
ZAR	17,980,000		Republic of South Africa Government Bond, 8.000%, 01/31/30	1,245,071	1.3

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		South Africa: (continued)
ZAR	18,639,000	Republic of South Africa Government Bond, 8.500%, 01/31/37	$1,268,472	1.3
ZAR	500,000	Republic of South Africa Government Bond, 8.875%, 02/28/35	35,541	0.0
ZAR	5,829,000	Republic of South Africa Government Bond, 9.000%, 01/31/40	410,789	0.4
ZAR	26,950,000	Republic of South Africa Government Bond, 10.500%, 12/21/26	2,287,016	2.4
			6,210,442	6.5

		Supranational: 4.2%
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/26	509,711	0.5
ZAR	3,750,000	European Investment Bank, 8.375%, 07/29/22	291,633	0.3
ZAR	6,190,000	European Investment Bank, 8.500%, 09/17/24	477,429	0.5
ZAR	8,000,000	European Investment Bank, 9.000%, 12/21/18	621,365	0.7
TRY	2,000,000	European Investment Bank, 9.125%, 10/07/20	548,350	0.6
ZAR	12,460,000	European Investment Bank, 9.000%, 03/31/21	989,790	1.0
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	569,223	0.6
			4,007,501	4.2

		Thailand: 4.7%
THB	7,800,000	Thailand Government Bond, 2.125%, 12/17/26	221,305	0.2
THB	28,725,000	Thailand Government Bond, 3.625%, 06/16/23	911,706	1.0
THB	19,584,000	Thailand Government Bond, 3.650%, 06/20/31	616,372	0.6
THB	35,755,000	Thailand Government Bond, 3.850%, 12/12/25	1,162,775	1.2
THB	45,590,000	Thailand Government Bond, 4.875%, 06/22/29	1,623,979	1.7
			4,536,137	4.7

		Turkey: 7.5%
TRY	555,000	Turkey Government Bond, 7.100%, 03/08/23	136,129	0.2
TRY	4,665,000	Turkey Government Bond, 8.000%, 03/12/25	1,171,073	1.2
TRY	3,831,000	Turkey Government Bond, 8.500%, 07/10/19	1,048,000	1.1
TRY	2,700,000	Turkey Government Bond, 8.700%, 07/11/18	752,466	0.8
TRY	485,000	Turkey Government Bond, 8.800%, 09/27/23	128,713	0.1
TRY	10,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,746,948	2.9
TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/20	573,313	0.6
TRY	1,987,000	Turkey Government Bond, 10.600%, 02/11/26	576,456	0.6
			7,133,098	7.5

		Uruguay: 1.1%
UYU	30,000,000	Uruguay Government International Bond, 9.875%, 06/20/22	1,086,201	1.1

		Total Foreign Government Bonds
		(Cost $86,437,989)	81,719,501	85.6

		Total Long-Term Investments
		(Cost $87,209,973)	82,328,377	86.3

SHORT-TERM INVESTMENTS: 9.0%
		Corporate Bonds/Notes: 0.6%
BRL	2,000,000	Banco do Brasil SA/Cayman, 9.750%, 07/18/17
		(Cost $636,812)	596,999	0.6

		Commercial Paper: 6.0%
	950,000	Amer Elec Pwr, 1.440%, 07/05/17	949,814	1.0
	600,000	Dominion Res, 1.440%, 07/05/17	599,882	0.6
	905,000	Eastman, 1.470%, 07/13/17	904,528	0.9
	250,000	Enterprise, 1.460%, 07/10/17	249,901	0.3
	950,000	Kellogg, 1.430%, 07/03/17	949,889	1.0
	648,000	Medtronic, 1.430%, 07/06/17	647,849	0.7
	500,000	Mondelez, 1.450%, 07/06/17	499,882	0.5
	950,000	Potash, 1.470%, 07/12/17	949,544	1.0
			5,751,289	6.0

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Foreign Government Bonds: 1.6%
IDR	20,000,000,000	Inter-American Development Bank, 7.250%, 07/17/17	$1,504,629	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
738,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $738,000)	738,000	0.8

	Total Short-Term Investments
	(Cost $8,647,096)	8,590,917	9.0

	Total Investments in Securities (Cost $95,857,069)	$90,919,294	95.3
	Assets in Excess of Other Liabilities	4,521,007	4.7
	Net Assets	$95,440,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Cost for federal income tax purposes is $96,060,132.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,967,833
Gross Unrealized Depreciation	(7,108,671)

Net Unrealized Depreciation	$(5,140,838)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	85.6%
Industrial	0.7
Short-Term Investments	9.0
Assets in Excess of Other Liabilities	4.7
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$608,876	$–	$608,876
Short-Term Investments	738,000	7,852,917	–	8,590,917
Foreign Government Bonds	–	81,719,501	–	81,719,501
Total Investments, at fair value	$738,000	$90,181,294	$–	$90,919,294
Other Financial Instruments+
Centrally Cleared Swaps	–	107,731	–	107,731
Forward Foreign Currency Contracts	–	1,176,448	–	1,176,448
Futures	433	–	–	433
OTC Swaps	–	16,937	–	16,937
Total Assets	$738,433	$91,482,410	$–	$92,220,843
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(22,938)	$–	$(22,938)
Forward Foreign Currency Contracts	–	(405,548)	–	(405,548)
Futures	(1,733)	–	–	(1,733)
Total Liabilities	$(1,733)	$(428,486)	$–	$(430,219)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 101,317	TRY 370,028	Bank of America N.A.	07/14/17	$(3,546)
USD 222,734	TRY 798,001	Barclays Bank PLC	07/14/17	(3,414)
CZK 23,701,792	USD 1,012,959	Barclays Bank PLC	07/14/17	24,169
CZK 11,191,941	USD 468,218	Barclays Bank PLC	07/14/17	21,512
USD 1,424,505	TRY 5,093,927	Barclays Bank PLC	07/14/17	(19,076)
BRL 1,389,441	USD 422,066	Barclays Bank PLC	08/11/17	(6,207)
MYR 3,702,904	USD 859,541	Barclays Bank PLC	09/21/17	(1,484)
USD 6,436	KRW 7,227,264	Barclays Bank PLC	09/22/17	118
USD 487,081	RUB 28,069,470	BNP Paribas	07/14/17	12,153
USD 251,765	PLN 976,990	BNP Paribas	07/14/17	(11,870)
USD 18,758	RON 76,235	Citibank N.A.	07/14/17	(348)
USD 480,155	TRY 1,740,325	Citibank N.A.	07/14/17	(13,040)
PLN 3,398,995	USD 897,165	Citibank N.A.	07/14/17	20,033
USD 1,402,136	TRY 5,017,089	Citibank N.A.	07/14/17	(19,670)
USD 171,115	HUF 48,873,820	Citibank N.A.	07/14/17	(9,704)
USD 262,548	PLN 1,017,173	Citibank N.A.	07/14/17	(11,930)
USD 347,032	ZAR 4,602,668	Citibank N.A.	07/14/17	(4,130)
USD 356,411	PLN 1,327,996	Citibank N.A.	07/14/17	(1,940)
RON 2,095,181	USD 492,381	Citibank N.A.	07/14/17	32,723
ZAR 1,532,285	USD 117,803	Citibank N.A.	07/14/17	(897)
HUF 27,772,500	USD 100,430	Citibank N.A.	07/14/17	2,321
PLN 250,406	USD 64,474	Citibank N.A.	07/14/17	3,097
TRY 11,684,075	USD 3,104,190	Citibank N.A.	07/14/17	206,990
USD 103,816	TRY 370,677	Citibank N.A.	07/14/17	(1,231)
USD 1,871,200	EUR 1,671,356	Citibank N.A.	07/28/17	(40,329)
USD 1,140,702	PEN 3,755,192	Citibank N.A.	08/11/17	(11,494)
CLP 471,969,943	USD 704,170	Citibank N.A.	08/11/17	6,041
BRL 617,232	USD 178,463	Citibank N.A.	08/11/17	6,274
USD 2,252,506	COP 6,578,780,684	Citibank N.A.	08/11/17	105,975
USD 69,322	BRL 218,919	Citibank N.A.	08/11/17	3,800
USD 1,078,551	CLP 723,060,589	Citibank N.A.	08/11/17	(9,496)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR 10,157,605	USD 2,384,414	Citibank N.A.	09/21/17	$(30,638)
USD 1,084,782	IDR 14,561,022,476	Citibank N.A.	09/22/17	1,951
THB 66,966,933	USD 1,965,575	Citibank N.A.	09/22/17	5,868
USD 73,059	RON 303,158	Deutsche Bank AG	07/14/17	(2,920)
HUF 196,239,921	USD 694,905	Deutsche Bank AG	07/14/17	31,127
TRY 705,129	USD 196,964	Deutsche Bank AG	07/14/17	2,864
USD 1,078,014	ZAR 14,980,530	Deutsche Bank AG	07/14/17	(64,929)
CZK 24,337,248	USD 992,827	Deutsche Bank AG	07/14/17	72,107
USD 281,377	HUF 77,003,149	Deutsche Bank AG	07/14/17	(3,513)
RON 259,835	USD 63,511	Goldman Sachs International	07/14/17	1,610
USD 253,695	CZK 5,948,056	Goldman Sachs International	07/14/17	(6,576)
MXN 17,335,665	USD 954,131	Goldman Sachs International	08/11/17	(5,062)
USD 1,750,634	RUB 100,921,928	HSBC Bank USA N.A.	07/14/17	43,059
PLN 18,072,168	USD 4,520,918	HSBC Bank USA N.A.	07/14/17	355,745
HUF 55,161,387	USD 190,733	HSBC Bank USA N.A.	07/14/17	13,349
USD 878,749	MXN 16,571,585	HSBC Bank USA N.A.	08/11/17	(28,489)
MXN 92,107,520	USD 4,873,497	HSBC Bank USA N.A.	08/11/17	169,080
USD 73,684	RUB 4,274,484	JPMorgan Chase Bank N.A.	07/14/17	1,361
USD 275,023	RUB 15,726,728	JPMorgan Chase Bank N.A.	07/14/17	8,930
RUB 17,207,655	USD 300,136	JPMorgan Chase Bank N.A.	07/14/17	(8,987)
USD 179,665	RUB 10,254,100	JPMorgan Chase Bank N.A.	07/14/17	6,168
USD 94,378	RUB 5,386,020	JPMorgan Chase Bank N.A.	07/14/17	3,248
USD 281,785	ZAR 3,780,115	JPMorgan Chase Bank N.A.	07/14/17	(6,620)
RUB 11,686,814	USD 201,788	JPMorgan Chase Bank N.A.	07/14/17	(4,050)
USD 450,855	CZK 10,779,389	JPMorgan Chase Bank N.A.	07/14/17	(20,823)
USD 16,733	ZAR 229,748	JPMorgan Chase Bank N.A.	07/14/17	(796)
MXN 4,027,535	USD 220,295	JPMorgan Chase Bank N.A.	08/11/17	199
USD 342,579	CLP 230,932,733	JPMorgan Chase Bank N.A.	08/11/17	(4,924)
USD 173,007	PHP 8,609,698	JPMorgan Chase Bank N.A.	09/22/17	3,591
USD 191,287	ZAR 2,588,750	Morgan Stanley Capital Services LLC	07/14/17	(6,222)
HUF 178,475,100	USD 649,322	Morgan Stanley Capital Services LLC	07/14/17	10,985
ZAR 2,078,656	USD 160,443	Morgan Stanley Capital Services LLC	07/14/17	(1,851)
USD 541,672	PLN 2,149,602	Morgan Stanley Capital Services LLC	07/14/17	(38,385)
EUR 1,671,356	USD 1,912,391	Morgan Stanley Capital Services LLC	07/28/17	(862)
THB 12,898,981	USD 379,829	The Bank of New York Mellon	09/22/17	(95)
				$770,900

At June 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	1	09/29/17	$117,836	$(274)
U.S. Treasury Ultra 10-Year Note	2	09/20/17	269,625	(51)
			$387,461	$(325)
Short Contracts
U.S. Treasury 10-Year Note	(2)	09/20/17	(251,062)	433
U.S. Treasury Long Bond	(1)	09/20/17	(153,687)	(1,408)
			$(404,749)	$(975)

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIIE-BANXICO	7.235%	03/22/2022	MXN	57,000,000	$59,599	$61,290
Pay	28-day MXN TIIE-BANXICO	7.125	06/14/2027	MXN	14,000,000	(3,394)	(3,355)
Pay	6-month PLZ-WIBOR	2.540	03/21/2022	PLN	12,700,000	31,837	29,948
Pay	6-month PLZ-WIBOR	2.660	06/27/2027	PLN	2,200,000	(7,703)	(7,694)
Pay	3-month ZAR-JIBAR	7.430	01/20/2019	ZAR	50,000,000	15,719	16,493
Receive	3-month ZAR-JIBAR	8.170	01/20/2027	ZAR	13,000,000	(10,673)	(11,889)
						$85,385	$84,793

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

At June 30, 2017, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	$16,937	$–	$16,937
				$16,937	$–	$16,937

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,176,448
Interest rate contracts	Futures contracts	433
Interest rate contracts	Interest rate swaps*	107,731
Interest rate contracts	OTC Interest rate swaps	16,937
Total Asset Derivatives		$1,301,549

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$405,548
Interest rate contracts	Futures contracts	1,733
Interest rate contracts	Interest rate swaps*	22,938
Total Liability Derivatives		$430,219

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$-	$45,799	$12,153	$395,073	$106,098	$1,610	$581,233	$23,497	$10,985	$-	$1,176,448
OTC Interest rate swaps	-	16,937	-	-	-	-	-	-	-	-	16,937
Total Assets	$-	$62,736	$12,153	$395,073	$106,098	$1,610	$581,233	$23,497	$10,985	$-	$1,193,385

Liabilities:
Forward foreign currency contracts	$3,546	$30,181	$11,870	$154,847	$71,362	$11,638	$28,489	$46,200	$47,320	$95	$405,548
Total Liabilities	$3,546	$30,181	$11,870	$154,847	$71,362	$11,638	$28,489	$46,200	$47,320	$95	$405,548

Net OTC derivative instruments by counterparty, at fair value	$(3,546)	$32,555	$283	$240,226	$34,736	$(10,028)	$552,744	$(22,703)	$(36,335)	$(95)	787,837

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$(420,000)	$-	$-	$-	$(420,000)

Net Exposure(1)	$(3,546)	$32,555	$283	$240,226	$34,736	$(10,028)	$132,744	$(22,703)	$(36,335)	$(95)	$367,837

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.5%
		Basic Materials: 3.5%
500,000	#	Anglo American Capital PLC, 3.750%, 04/10/22	$503,750	0.4
1,000,000	#	Anglo American Capital PLC, 4.750%, 04/10/27	1,029,800	0.7
400,000	#,L	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	437,200	0.3
723,000	#	CF Industries, Inc., 4.500%, 12/01/26	744,853	0.5
767,000		LYB International Finance II BV, 3.500%, 03/02/27	757,680	0.6
814,000		RPM International, Inc., 3.750%, 03/15/27	828,908	0.6
600,000		Sherwin-Williams Co/The, 3.450%, 06/01/27	605,509	0.4
			4,907,700	3.5

		Communications: 10.2%
479,000		21st Century Fox America, Inc., 4.750%, 11/15/46	513,987	0.4
178,000		AT&T, Inc., 4.125%, 02/17/26	182,837	0.1
85,000		AT&T, Inc., 4.550%, 03/09/49	80,314	0.1
381,000		AT&T, Inc., 4.750%, 05/15/46	375,575	0.3
367,000		AT&T, Inc., 4.800%, 06/15/44	365,562	0.3
906,000		AT&T, Inc., 5.250%, 03/01/37	969,242	0.7
17,000		AT&T, Inc., 5.350%, 09/01/40	18,083	0.0
388,000		AT&T, Inc., 5.700%, 03/01/57	429,730	0.3
1,300,000		Baidu, Inc., 2.875%, 07/06/22	1,293,735	0.9
176,000		CBS Corp., 2.900%, 01/15/27	167,056	0.1
490,000		CBS Corp., 4.000%, 01/15/26	507,977	0.4
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	448,766	0.3
400,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	394,997	0.3
426,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	513,732	0.4
464,000		Comcast Corp., 3.375%, 08/15/25	476,557	0.3
198,000		Comcast Corp., 4.250%, 01/15/33	211,599	0.1
650,000		eBay, Inc., 3.600%, 06/05/27	642,092	0.4
486,000		Omnicom Group, Inc., 3.600%, 04/15/26	489,930	0.3
110,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	133,904	0.1
935,000	#	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	945,519	0.7
250,000		Telefonica Emisiones SAU, 4.103%, 03/08/27	258,829	0.2
255,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	276,822	0.2
196,000		Time Warner, Inc., 3.600%, 07/15/25	197,108	0.1
382,000		Time Warner, Inc., 3.800%, 02/15/27	385,375	0.3
508,000		Time Warner, Inc., 3.875%, 01/15/26	517,565	0.4
276,000		Time Warner, Inc., 4.900%, 06/15/42	285,139	0.2
181,000		Verizon Communications, Inc., 2.625%, 08/15/26	167,237	0.1
524,000		Verizon Communications, Inc., 3.500%, 11/01/24	530,253	0.4
188,000		Verizon Communications, Inc., 4.522%, 09/15/48	178,972	0.1
454,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	461,002	0.3
111,000		Verizon Communications, Inc., 4.862%, 08/21/46	111,404	0.1
173,000		Verizon Communications, Inc., 5.012%, 08/21/54	171,787	0.1
500,000		Verizon Communications, Inc., 5.250%, 03/16/37	539,773	0.4
110,000		Viacom, Inc., 4.375%, 03/15/43	98,265	0.1
1,000,000		Viacom, Inc., 5.875%, 02/28/57	1,041,070	0.7
			14,381,795	10.2

		Consumer, Cyclical: 6.3%
93,494		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 10/01/22	95,714	0.1
188,655		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	196,899	0.1
294,000		CVS Health Corp., 3.875%, 07/20/25	306,226	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
352,000		CVS Health Corp., 5.125%, 07/20/45	$405,662	0.3
619,000		Ford Motor Co., 4.346%, 12/08/26	638,688	0.5
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	385,781	0.3
455,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	450,154	0.3
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	304,726	0.2
665,000		General Motors Co., 6.750%, 04/01/46	792,383	0.6
340,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	344,873	0.2
217,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	234,806	0.2
1,134,000		Lowe's Cos, Inc., 3.100%, 05/03/27	1,130,373	0.8
610,000		McDonald's Corp., 4.700%, 12/09/35	676,074	0.5
522,000		Newell Brands, Inc., 5.375%, 04/01/36	605,063	0.4
347,000		NIKE, Inc., 3.875%, 11/01/45	350,726	0.3
312,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	312,000	0.2
455,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	447,038	0.3
424,251		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/23	445,994	0.3
292,353		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	314,931	0.2
219,336		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	240,875	0.2
125,938		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	132,865	0.1
			8,811,851	6.3

		Consumer, Non-cyclical: 12.6%
247,000		Abbott Laboratories, 3.875%, 09/15/25	254,502	0.2
621,000		Abbott Laboratories, 4.900%, 11/30/46	689,098	0.5
480,000		AbbVie, Inc., 2.500%, 05/14/20	485,853	0.3
517,000		AbbVie, Inc., 3.200%, 05/14/26	511,925	0.4
367,000		AbbVie, Inc., 3.600%, 05/14/25	375,017	0.3
502,000		Aetna, Inc., 2.800%, 06/15/23	501,742	0.4
260,000		Amgen, Inc., 2.650%, 05/11/22	261,129	0.2
703,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	725,646	0.5
1,172,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,329,934	0.9
162,000	#	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	173,361	0.1
450,000		AstraZeneca PLC, 3.125%, 06/12/27	449,134	0.3
600,000		Becton Dickinson and Co., 3.363%, 06/06/24	602,064	0.4
400,000		Becton Dickinson and Co., 4.669%, 06/06/47	413,676	0.3
813,000		Bristol-Myers Squibb Co., 3.250%, 02/27/27	821,328	0.6
900,000		Cardinal Health, Inc., 3.410%, 06/15/27	898,034	0.6
530,000		Cardinal Health, Inc., 4.900%, 09/15/45	587,183	0.4
300,000		Eli Lilly & Co., 3.950%, 05/15/47	311,056	0.2
436,000		Gilead Sciences, Inc., 4.750%, 03/01/46	479,242	0.3
480,000		HCA, Inc., 5.500%, 06/15/47	498,000	0.4
362,000		Humana, Inc., 3.950%, 03/15/27	378,043	0.3
319,000		JM Smucker Co, 4.375%, 03/15/45	335,271	0.2
360,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	390,862	0.3
445,000		Kroger Co., 3.875%, 10/15/46	394,291	0.3
530,000		Kroger Co, 2.600%, 02/01/21	530,423	0.4
140,000		Kroger Co., 4.450%, 02/01/47	135,685	0.1
312,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	323,220	0.2
920,000		Molson Coors Brewing Co., 3.000%, 07/15/26	886,720	0.6
511,000		Reynolds American, Inc., 4.450%, 06/12/25	549,471	0.4
655,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	647,942	0.5
443,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	434,091	0.3
935,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	889,798	0.6
286,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	288,655	0.2
369,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	432,772	0.3
250,000		Tyson Foods, Inc., 4.550%, 06/02/47	264,662	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	$505,914	0.4
			17,755,744	12.6

		Energy: 10.2%
992,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,110,558	0.8
768,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	856,755	0.6
462,000		BP Capital Markets PLC, 2.315%, 02/13/20	466,384	0.3
414,000		BP Capital Markets PLC, 3.119%, 05/04/26	410,841	0.3
79,000		BP Capital Markets PLC, 3.588%, 04/14/27	80,262	0.1
1,000,000	#	Cenovus Energy, Inc., 5.250%, 06/15/37	937,712	0.7
500,000		Cimarex Energy Co., 3.900%, 05/15/27	503,791	0.4
331,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	395,735	0.3
479,000		Energy Transfer L.P., 5.300%, 04/15/47	476,281	0.3
582,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	606,662	0.4
668,000		Exxon Mobil Corp., 4.114%, 03/01/46	707,522	0.5
427,000		Hess Corp., 4.300%, 04/01/27	417,950	0.3
837,000		Hess Corp., 5.600%, 02/15/41	826,434	0.6
334,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	355,677	0.2
416,000		MPLX L.P., 4.000%, 02/15/25	419,530	0.3
525,000		MPLX L.P., 5.200%, 03/01/47	540,469	0.4
600,000		ONEOK, Inc., 7.500%, 09/01/23	717,000	0.5
542,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	537,651	0.4
436,000	#	Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	441,453	0.3
477,000		Shell International Finance BV, 3.250%, 05/11/25	487,076	0.3
374,000		Shell International Finance BV, 4.000%, 05/10/46	370,987	0.3
332,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	333,546	0.2
272,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	279,264	0.2
550,000		TC PipeLines L.P., 3.900%, 05/25/27	549,970	0.4
677,000		Williams Partners L.P., 3.600%, 03/15/22	692,308	0.5
880,000		Williams Partners L.P., 3.750%, 06/15/27	872,933	0.6
			14,394,751	10.2

		Financial: 32.9%
748,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 05/26/22	768,390	0.5
330,000		American International Group, Inc., 4.700%, 07/10/35	352,154	0.3
246,000		Aon PLC, 4.750%, 05/15/45	267,593	0.2
241,000		Arch Capital Finance LLC, 5.031%, 12/15/46	269,376	0.2
490,000	#	Athene Global Funding, 2.750%, 04/20/20	491,232	0.4
302,000	#	Athene Global Funding, 4.000%, 01/25/22	313,863	0.2
200,000	#	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 10/06/65	207,460	0.1
650,000		Bank of America Corp., 3.248%, 10/21/27	629,548	0.4
393,000		Bank of America Corp., 3.500%, 04/19/26	395,119	0.3
443,000		Bank of America Corp., 3.875%, 08/01/25	458,806	0.3
799,000		Bank of America Corp., 4.183%, 11/25/27	814,305	0.6
396,000		Bank of America Corp., 4.250%, 10/22/26	408,615	0.3
572,000		Bank of America Corp., 4.443%, 01/20/48	608,157	0.4
503,000		Bank of America Corp., 2.881%, 04/24/23	504,435	0.4
230,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	232,553	0.2
311,000		Barclays PLC, 4.950%, 01/10/47	333,671	0.2
353,000	#	BNP Paribas SA, 4.625%, 03/13/27	373,010	0.3
600,000	#	BPCE SA, 5.150%, 07/21/24	642,020	0.5
423,000	#	Brighthouse Financial, Inc., 4.700%, 06/22/47	417,521	0.3
407,000		Brixmor Operating Partnership L.P., 3.900%, 03/15/27	397,816	0.3
291,000		Capital One Financial Corp., 3.750%, 07/28/26	284,534	0.2
370,000		Capital One Financial Corp., 3.750%, 03/09/27	369,439	0.3
823,000	L	CBL & Associates L.P., 5.950%, 12/15/26	816,484	0.6
400,000		Citigroup, Inc., 2.650%, 10/26/20	404,111	0.3
660,000		Citigroup, Inc., 3.200%, 10/21/26	642,698	0.5
1,200,000		Citigroup, Inc., 3.887%, 01/10/28	1,221,094	0.9

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,023,000		Compass Bank, 2.875%, 06/29/22	$1,020,156	0.7
687,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	721,723	0.5
430,000		Cooperatieve Rabobank UA, 4.625%, 12/01/23	463,963	0.3
410,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	429,355	0.3
911,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	942,882	0.7
252,000		Credit Suisse Group Funding Guernsey Ltd., 4.875%, 05/15/45	278,854	0.2
812,000		DDR Corp., 4.625%, 07/15/22	850,987	0.6
320,000		Enstar Group Ltd., 4.500%, 03/10/22	330,451	0.2
239,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	241,006	0.2
577,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	629,871	0.4
612,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	609,542	0.4
228,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	254,252	0.2
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	565,640	0.4
1,210,000		Goldman Sachs Group, Inc./The, 2.908%, 06/05/23	1,206,572	0.9
300,000	#	Great-West Lifeco Finance Delaware L.P., 4.150%, 06/03/47	301,661	0.2
555,000	#	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	590,538	0.4
230,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	312,099	0.2
430,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	454,837	0.3
500,000		HSBC Holdings PLC, 4.041%, 03/13/28	518,567	0.4
538,000		HSBC Holdings PLC, 4.250%, 08/18/25	553,686	0.4
299,000		HSBC Holdings PLC, 6.000%, 11/22/65	309,914	0.2
612,000		HSBC Holdings PLC, 6.875%, 12/29/49	662,490	0.5
580,000		ING Groep NV, 3.950%, 03/29/27	604,392	0.4
550,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	608,469	0.4
342,000		JPMorgan Chase & Co., 2.972%, 01/15/23	346,284	0.2
1,096,000		JPMorgan Chase & Co., 3.625%, 12/01/27	1,087,235	0.8
674,000		JPMorgan Chase & Co., 3.900%, 07/15/25	703,663	0.5
164,000		JPMorgan Chase & Co., 4.125%, 12/15/26	170,700	0.1
623,000		JPMorgan Chase & Co., 4.250%, 10/01/27	648,882	0.5
192,000		JPMorgan Chase & Co., 6.125%, 10/30/65	207,600	0.1
650,000		JPMorgan Chase & Co., 2.776%, 04/25/23	651,531	0.5
586,000		M&T Bank Corp., 5.125%, 12/29/49	609,440	0.4
850,000		Morgan Stanley, 2.750%, 05/19/22	850,297	0.6
541,000		Morgan Stanley, 3.125%, 07/27/26	526,657	0.4
512,000		Morgan Stanley, 3.950%, 04/23/27	516,314	0.4
382,000		Morgan Stanley, 4.100%, 05/22/23	399,713	0.3
233,000		Morgan Stanley, 4.350%, 09/08/26	242,718	0.2
600,000		Northern Trust Corp., 3.375%, 05/08/32	600,556	0.4
210,000		Old Republic International Corp., 3.875%, 08/26/26	210,320	0.2
400,000		Piedmont Operating Partnership L.P., 3.400%, 06/01/23	390,507	0.3
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	106,711	0.1
309,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	320,948	0.2
690,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	694,857	0.5
400,000		Santander Issuances SAU, 5.179%, 11/19/25	429,521	0.3
200,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	200,640	0.1
970,000	#	Santander UK PLC, 5.000%, 11/07/23	1,043,156	0.7
661,000		Select Income REIT, 4.150%, 02/01/22	666,966	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	505,050	0.4
760,000	#	Standard Chartered PLC, 3.950%, 01/11/23	767,323	0.5
760,000		Synchrony Bank, 3.000%, 06/15/22	757,347	0.5
561,000	#	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47	576,607	0.4
752,000		Toronto-Dominion Bank, 3.625%, 09/15/31	747,352	0.5
250,000		Trinity Acquisition PLC, 6.125%, 08/15/43	293,915	0.2
700,000		UDR, Inc., 3.500%, 07/01/27	692,110	0.5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
842,000	#	UniCredit SpA, 4.625%, 04/12/27	$889,986	0.6
715,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	726,969	0.5
559,000		Wells Fargo & Co., 4.100%, 06/03/26	578,855	0.4
425,000		Wells Fargo & Co., 4.750%, 12/07/46	455,520	0.3
550,000		Wells Fargo & Co., 3.584%, 05/22/28	556,438	0.4
589,000		Westpac Banking Corp., 4.322%, 11/23/31	604,906	0.4
500,000		Willis North America, Inc., 3.600%, 05/15/24	505,656	0.4
			46,369,161	32.9

		Industrial: 3.7%
380,000		Avnet, Inc., 3.750%, 12/01/21	386,483	0.3
370,000		General Electric Co., 5.000%, 12/29/49	393,180	0.3
560,000		Masco Corp., 4.500%, 05/15/47	565,662	0.4
616,000	#	Parker-Hannifin Corp., 3.250%, 03/01/27	623,622	0.4
230,000		Rockwell Collins, Inc., 3.500%, 03/15/27	233,720	0.2
420,000		Rockwell Collins, Inc., 4.350%, 04/15/47	441,827	0.3
431,000		Roper Technologies, Inc., 3.000%, 12/15/20	441,439	0.3
488,000		Roper Technologies, Inc., 3.800%, 12/15/26	502,419	0.3
432,000		Tech Data Corp., 3.700%, 02/15/22	441,229	0.3
400,000		United Technologies Corp., 4.050%, 05/04/47	411,410	0.3
800,000		Vulcan Materials Co., 4.500%, 06/15/47	810,526	0.6
			5,251,517	3.7

		Technology: 7.5%
400,000		Activision Blizzard, Inc., 4.500%, 06/15/47	400,194	0.3
531,000		Analog Devices, Inc., 3.500%, 12/05/26	536,234	0.4
484,000		Analog Devices, Inc., 3.900%, 12/15/25	504,014	0.4
289,000		Apple, Inc., 3.200%, 05/13/25	295,491	0.2
356,000		Apple, Inc., 3.250%, 02/23/26	362,807	0.3
350,000		Apple, Inc., 3.000%, 06/20/27	348,728	0.2
742,000		Apple, Inc., 4.250%, 02/09/47	790,174	0.6
322,000		Applied Materials, Inc., 5.100%, 10/01/35	379,787	0.3
574,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	590,647	0.4
612,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	675,338	0.5
356,000	#	Dell International LLC / EMC Corp., 8.350%, 07/15/46	461,420	0.3
756,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	802,285	0.6
471,000		Intel Corp., 4.900%, 07/29/45	549,333	0.4
617,000		Intel Corp., 3.150%, 05/11/27	619,941	0.4
758,000		Microsoft Corp., 3.450%, 08/08/36	760,943	0.5
558,000		Microsoft Corp., 4.500%, 02/06/57	615,663	0.4
565,000		Oracle Corp., 2.650%, 07/15/26	542,857	0.4
700,000		Qualcomm, Inc., 2.900%, 05/20/24	699,034	0.5
135,000		Qualcomm, Inc., 4.300%, 05/20/47	138,165	0.1
485,000		Xilinx, Inc., 2.950%, 06/01/24	486,624	0.3
			10,559,679	7.5

		Utilities: 8.6%
236,000		Alabama Power Co., 5.700%, 02/15/33	281,160	0.2
483,000	#	Basin Electric Power Cooperative, 4.750%, 04/26/47	504,361	0.3
847,000		Black Hills Corp., 2.500%, 01/11/19	851,870	0.6
378,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	395,826	0.3
1,020,000		Dominion Energy, Inc., 2.579%, 07/01/20	1,025,923	0.7
699,000		Duke Energy Corp., 2.650%, 09/01/26	665,268	0.5
825,000	#	Enel Finance International NV, 3.625%, 05/25/27	818,807	0.6
485,000		Entergy Corp., 2.950%, 09/01/26	465,388	0.3
565,000		Entergy Louisiana LLC, 2.400%, 10/01/26	533,270	0.4
395,000		Entergy Louisiana LLC, 4.950%, 01/15/45	407,792	0.3
636,000		Exelon Corp., 3.497%, 06/01/22	652,955	0.5
750,000		FirstEnergy Corp., 3.900%, 07/15/27	751,698	0.5
625,000		FirstEnergy Corp., 4.850%, 07/15/47	635,976	0.4
646,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	663,484	0.5
550,000		NiSource Finance Corp., 4.375%, 05/15/47	570,305	0.4
560,000		Oglethorpe Power Corp., 4.250%, 04/01/46	532,031	0.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
502,000	Pacific Gas & Electric Co., 3.500%, 06/15/25	$519,591	0.4
540,000	Potomac Electric Power Co., 4.150%, 03/15/43	572,811	0.4
458,000	Sierra Pacific Power Co., 2.600%, 05/01/26	442,662	0.3
800,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/47	825,962	0.6
21,000	Virginia Electric & Power Co., 3.500%, 03/15/27	21,639	0.0
14,000	Virginia Electric & Power Co., 4.000%, 11/15/46	14,520	0.0
		12,153,299	8.6

	Total Corporate Bonds/Notes
	(Cost $130,920,718)	134,585,497	95.5

U.S. TREASURY OBLIGATIONS: 2.6%
	U.S. Treasury Bonds: 0.8%
1,080,000	3.000%, due 02/15/47	1,116,240	0.8

	U.S. Treasury Notes: 1.8%
58,000	1.750%, due 05/31/22	57,660	0.0
224,000	1.750%, due 06/30/22	223,160	0.2
2,226,000	2.375%, due 05/15/27	2,240,696	1.6
		2,521,516	1.8

	Total U.S. Treasury Obligations
	(Cost $3,669,845)	3,637,756	2.6

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
8,000	@,P	SCE Trust VI	198,880	0.2

	Total Preferred Stock
	(Cost $200,000)		198,880	0.2

	Total Long-Term Investments
	(Cost $134,790,563)		138,422,133	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 1.1%
480,767	Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $480,810, collateralized by various U.S. Government Securities, 1.375%-6.375%, Market Value plus accrued interest $490,382, due 02/29/20-08/15/27)	480,767	0.3
82,211	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $82,218, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $83,855, due 07/15/17-01/15/37)	82,211	0.1
42,252	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $42,256, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $43,097, due 07/07/17-01/15/30)	42,252	0.0
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $1,000,089, collateralized by various U.S. Government Securities, 0.625%-2.625%, Market Value plus accrued interest $1,020,000, due 07/15/17-02/15/45)	1,000,000	0.7
		1,605,230	1.1

	Total Short-Term Investments
	(Cost $1,605,230)	1,605,230	1.1

	Total Investments in Securities (Cost $136,395,793)	$140,027,363	99.4
	Assets in Excess of Other Liabilities	893,790	0.6
	Net Assets	$140,921,153	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $136,427,466.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,141,872
Gross Unrealized Depreciation	(541,975)

Net Unrealized Appreciation	$3,599,897

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$198,880	$–	$–	$198,880
Corporate Bonds/Notes	–	134,185,784	–	134,585,497
Short-Term Investments	–	1,605,230	–	1,605,230
U.S. Treasury Obligations	–	3,637,756	–	3,637,756
Total Investments, at fair value	$198,880	$139,428,770	$–	$140,027,363
Other Financial Instruments+
Centrally Cleared Swaps	–	16,793	–	16,793
Futures	60,765	–	–	60,765
Total Assets	$259,645	$139,445,563	$–	$140,104,921
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(7,708)	$–	$(7,708)
Futures	(127,106)	–	–	(127,106)
Total Liabilities	$(127,106)	$(7,708)	$–	$(134,814)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	125	09/29/17	$27,013,673	$(39,244)
U.S. Treasury 5-Year Note	98	09/29/17	11,547,922	(28,028)
			$38,561,595	$(67,272)
Short Contracts
U.S. Treasury 10-Year Note	(210)	09/20/17	(26,361,563)	45,516
U.S. Treasury Long Bond	(35)	09/20/17	(5,379,063)	(48,635)
U.S. Treasury Ultra 10-Year Note	(16)	09/20/17	(2,157,000)	15,249
U.S. Treasury Ultra Long Bond	(13)	09/20/17	(2,156,375)	(11,199)
			$(36,054,001)	$931

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Investment Grade Credit Fund:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
Prudential Financial, Inc.	Buy	(1.000)	06/20/22	USD	3,600,000	$(85,396)	$(7,708)
						$(85,396)	$(7,708)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/17 (%) (5)	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
MetLife, Inc.	Sell	1.000	06/20/22	0.588	USD	3,600,000	$69,873	$16,793
							69,873	$16,793

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Credit contracts	Centrally cleared credit default swaps	$16,793
Interest rate contracts	Futures contracts	60,765
Total Asset Derivatives		$77,558

Liability Derivatives	Instrument Type

Credit contracts	Centrally cleared credit default swaps	7,708
Interest rate contracts	Futures contracts	127,106
Total Liability Derivatives		$134,814

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.1%
		United States: 33.1%
1,164,901		Alternative Loan Trust 2004-32CB 2A2, 1.616%, 02/25/35	$1,034,432	0.4
906,008		Alternative Loan Trust 2004-J7 MI, 2.236%, 10/25/34	784,323	0.3
4,669,141		Alternative Loan Trust 2005-10CB 1A1, 1.716%, 05/25/35	3,819,926	1.3
773,075		Alternative Loan Trust 2005-31 1A1, 1.496%, 08/25/35	708,993	0.2
549,609		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	512,239	0.2
977,527		Alternative Loan Trust 2005-J2 1A12, 1.616%, 04/25/35	800,974	0.3
600,988		Alternative Loan Trust 2006-19CB A12, 1.616%, 08/25/36	432,951	0.2
1,132,245		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	815,746	0.3
849,320		Alternative Loan Trust 2007-18CB 1A7, 1.686%, 08/25/37	501,061	0.2
2,279,571		Alternative Loan Trust 2007-OA4 A1, 1.386%, 05/25/47	2,041,591	0.7
595,224		Bear Stearns ALT-A Trust 2005-10 21A1, 3.389%, 01/25/36	548,852	0.2
300,137		Bear Stearns ALT-A Trust 2005-4 23A1, 3.475%, 05/25/35	297,067	0.1
830,619		Bear Stearns ALT-A Trust 2005-7 21A1, 3.458%, 09/25/35	826,016	0.3
2,864,605		Bear Stearns ALT-A Trust 2005-9 26A1, 3.185%, 11/25/35	2,316,998	0.8
597,990	#	Bellemeade Re Ltd. 2015-1A M2, 5.516%, 07/25/25	611,932	0.2
396,451		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.277%, 09/25/36	360,477	0.1
319,608		Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.445%, 02/25/37	313,429	0.1
796,810		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.123%, 11/25/34	788,890	0.3
1,152,887		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	991,310	0.3
888,579		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	811,507	0.3
823,703		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.525%, 03/25/36	734,991	0.3
440,388		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.667%, 09/25/37	402,790	0.1
1,306,814	#	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.202%, 08/25/36	1,208,820	0.4
2,019,930		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	2,049,956	0.7
380,661		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	351,774	0.1
582,901	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.140%, 06/27/37	590,634	0.2
4,561,629		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.489%, 08/19/45	3,838,130	1.3
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.466%, 04/25/29	1,214,699	0.4
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.466%, 01/25/29	3,315,485	1.2
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.666%, 01/25/29	3,312,109	1.2
2,500,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.766%, 07/25/29	2,643,262	0.9
1,027,632		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 2.986%, 01/25/37	918,661	0.3
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN2 M3, 4.816%, 04/25/24	556,282	0.2
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	1,110,764	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	576,096	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.016%, 05/25/28	578,450	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.766%, 07/25/28	$885,815	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.866%, 10/25/28	3,389,189	1.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.216%, 12/25/28	3,446,487	1.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.766%, 08/25/29	1,164,225	0.4
288,069		GSR Mortgage Loan Trust 2005-AR5 2A3, 3.385%, 10/25/35	254,838	0.1
816,255		GSR Mortgage Loan Trust 2006-AR1 2A1, 3.370%, 01/25/36	797,839	0.3
1,249,255		HarborView Mortgage Loan Trust 2006-14, 1.359%, 01/25/47	1,138,343	0.4
1,783,356		HarborView Mortgage Loan Trust 2007-5 A1A, 1.194%, 09/19/37	1,621,879	0.6
5,549,525		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.426%, 02/25/46	4,795,398	1.7
638,514	#	Jefferies Resecuritization Trust 2009-R6 1A2, 3.034%, 03/26/36	623,293	0.2
1,117,065		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	994,364	0.3
333,180		JP Morgan Mortgage Trust 2007-A3 1A1, 3.484%, 05/25/37	313,123	0.1
1,737,654		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,406,173	0.5
655,146		Lehman XS Trust Series 2005-5N, 1.776%, 11/25/35	648,741	0.2
366,877		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.596%, 08/25/35	358,177	0.1
253,817		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.981%, 02/25/35	250,763	0.1
2,000,000	#	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,880,319	0.7
1,000,000	#	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	978,400	0.3
366,105		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	328,516	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.416%, 09/25/35	805,717	0.3
365,803		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.432%, 03/25/35	358,715	0.1
5,585,260		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,907,553	1.0
6,662,477		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,200,745	1.5
559,003		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 3.263%, 10/20/35	512,494	0.2
725,208		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 3.263%, 10/20/35	664,870	0.2
2,735,472		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 Trust, 2.808%, 09/25/35	2,798,742	1.0
727,137		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.881%, 12/25/35	707,251	0.2
1,094,998		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 2.918%, 09/25/36	1,037,128	0.4
654,162		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.708%, 11/25/36	626,049	0.2
972,058		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 2A3, 2.812%, 12/25/36	849,582	0.3
1,706,847		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.778%, 12/25/36	1,589,906	0.6
708,242		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.094%, 02/25/37	647,988	0.2
1,052,849		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 3.141%, 02/25/37	1,001,795	0.3
736,920		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.953%, 12/25/36	703,212	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
829,736		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	$781,336	0.3
590,064		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	550,115	0.2
1,099,328		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,042,966	0.4
1,095,181		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.446%, 01/25/47	920,685	0.3
441,124		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	422,225	0.1
1,025,894		Wells Fargo Mortgage Backed Securities 2006-8 A18 Trust, 6.000%, 07/25/36	1,035,602	0.4
374,788		Wells Fargo Mortgage Backed Securities 2006-AR4 Trust 2A4, 3.360%, 04/25/36	344,735	0.1
468,787		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A4, 3.329%, 05/25/36	450,708	0.2
2,115,144		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 3.169%, 12/28/37	2,043,042	0.7
88,200	#	Wells Fargo Mortgage Backed Securities Trust 2008-1R A1, 3.377%, 06/26/35	88,268	0.0

	Total Collateralized Mortgage Obligations
	(Cost $92,079,609)		95,088,928	33.1

ASSET-BACKED SECURITIES: 37.5%
		Cayman Islands: 14.4%
2,000,000	#	Apidos CLO XIV 2013-14A D, 4.658%, 04/15/25	1,992,178	0.7
2,850,000	#	Apidos CLO XVIII 2014-18A D, 6.353%, 07/22/26	2,852,479	1.0
3,000,000	#	Ares XXVIII CLO Ltd. 2013-3A DR, 4.408%, 10/17/24	3,000,006	1.0
2,500,000	#	Babson CLO Ltd. 2013-IIA C, 4.408%, 01/18/25	2,492,665	0.9
1,500,000	#	BlueMountain CLO 2013-4A DR, 4.308%, 04/15/25	1,499,981	0.5
1,800,000	#	BlueMountain CLO 2013-3A E, 5.770%, 10/29/25	1,803,202	0.6
3,000,000	#	Bowman Park CLO Ltd. 2014-1A E, 6.586%, 11/23/25	2,994,261	1.0
3,050,000	#	Carlyle Global Market Strategies CLO Ltd. 2013-2A D, 4.908%, 04/18/25	3,050,836	1.1
1,000,000	#	Dryden XXV Senior Loan Fund 2012-25A D, 5.158%, 01/15/25	1,001,383	0.4
1,000,000	#	Dryden 31 Senior Loan Fund 2014-31A E, 5.408%, 04/18/26	981,934	0.3
2,000,000	#	Dryden Senior Loan Fund 2014-31A DR, 4.508%, 04/18/26	1,999,970	0.7
2,500,000	#	Flatiron CLO Ltd. 2007-1A D, 3.758%, 10/15/21	2,506,210	0.9
1,000,000	#	LCM L.P. 17A E, 5.908%, 10/15/26	994,547	0.3
213,621	#	Madison Park Funding IV Ltd. 2007-4A E, 4.887%, 03/22/21	216,837	0.1
500,000	#	Madison Park Funding Ltd. 2007-6A D, 4.417%, 07/26/21	500,479	0.2
3,000,000	#	Madison Park Funding XIII Ltd. 2014-13A DR, 4.428%, 01/19/25	3,000,006	1.0
3,000,000	#	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.508%, 07/17/25	2,970,030	1.0
2,500,000	#	Palmer Square CLO 2013-1A CR Ltd., 4.282%, 05/15/25	2,499,925	0.9
1,000,000	#	Palmer Square CLO 2013-2A CR Ltd., 4.758%, 10/17/27	1,000,610	0.4
4,090,000	#	Venture XIII CLO Ltd. 2013-13A D, 4.778%, 06/10/25	4,091,018	1.4
			41,448,557	14.4

		United States: 23.1%
1,124,784	#	AJAX Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,125,550	0.4
1,000,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 04/17/52	1,077,840	0.4
1,106,224	#,^	American Homes 4 Rent 2015-SFR1 XS, 4.225%, 04/17/52	–	–
1,750,000	#	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,867,106	0.7

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
2,457,805	#,^	American Homes 4 Rent 2015-SFR2 XS, 4.440%, 10/17/45	$–	–
410,938		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.417%, 10/25/36	399,100	0.1
818,500		CBASS Mortgage Loan Trust 2007-CB2 A2C, 4.291%, 02/25/37	599,013	0.2
2,980,000	#	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/41	2,974,647	1.0
762,537	#	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	710,352	0.3
2,748,000	#	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,787,403	1.0
2,000,000	#	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/42	2,008,085	0.7
633,719	#	Earnest Student Loan Program 2016-A B LLC, 2.500%, 01/25/39	614,959	0.2
1,558,454	#	Earnest Student Loan Program 2016-B B, 4.810%, 09/25/36	1,562,214	0.5
877,172	#	Earnest Student Loan Program 2016-C B, 4.460%, 01/26/37	864,786	0.3
2,250,000	#	Earnest Student Loan Program 2016-D LLC, 3.800%, 01/25/41	2,262,706	0.8
2,000,000	#	Earnest Student Loan Program 2016-D LLC, 4.390%, 01/25/41	1,869,987	0.7
1,240,000	#	Earnest Student Loan Program 2017-A C LLC, 4.130%, 01/25/41	1,170,007	0.4
1,225,000		First NLC Trust 2005-2 M2, 1.736%, 09/25/35	1,089,851	0.4
1,500,000	#	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	1,517,340	0.5
4,360,409		GSAA Home Equity Trust 2006-14, 1.466%, 09/25/36	2,615,106	0.9
1,672,135	#	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,728,318	0.6
3,553,327	#	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/42	3,607,739	1.3
1,000,000	#	Invitation Homes Trust 2014-SFR2 E, 4.151%, 06/17/32	1,013,085	0.4
1,250,000	#	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,250,000	0.4
518,819		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 1.356%, 10/25/36	513,750	0.2
510,824		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.376%, 06/25/36	506,617	0.2
1,000,000		Madison Park Funding Ltd. 2007-6X E, 6.417%, 07/26/21	1,004,347	0.4
9,785	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	9,814	0.0
1,080,000	#	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,073,627	0.4
600,000		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.188%, 01/25/36	596,188	0.2
3,800,000	#	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,914,552	1.4
507,344		RAMP Series Trust 2004-RS5 AI5, 5.750%, 05/25/34	503,818	0.2
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,257,388	0.4
1,773,000	#	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	1,551,521	0.5
1,000,000	#	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	979,873	0.3
1,000,000	#	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,046,559	0.4
4,000,000	#	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	4,149,163	1.4
1,488,270	#	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,506,486	0.5
748,558	#	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	755,617	0.3
1,600,000	#	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,634,779	0.6
1,525,000	#	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,541,699	0.5
1,250,000	#	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	1,248,338	0.4
2,000,000	#	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,093,359	0.7
3,265,000	#	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	3,294,260	1.1
561,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	566,236	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
704,020		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.386%, 12/25/36	$655,670	0.2
1,100,000	#	Towd Point Mortgage Trust 2015-2 2B2, 4.225%, 11/25/57	1,165,158	0.4
			66,284,013	23.1

	Total Asset-Backed Securities
	(Cost $106,611,034)		107,732,570	37.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 22.8%
		United States: 22.8%
750,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.676%, 06/10/49	759,457	0.3
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.676%, 06/10/49	2,030,218	0.7
813,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 5.887%, 02/10/51	811,553	0.3
51,500,000	#,^	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/33	820,405	0.3
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.964%, 02/13/42	1,985,703	0.7
2,257,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.897%, 04/12/38	2,132,102	0.7
12,073,185	^	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.353%, 11/15/49	927,438	0.3
784,227		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	800,037	0.3
11,163,492	^	COMM 2012-CR5 XA, 1.875%, 12/10/45	676,266	0.2
5,000,000		COMM 2015-PC1 C, 4.589%, 07/10/50	4,654,487	1.6
13,920,000	#,^	COMM 2014-CR21 XE, 1.564%, 12/10/47	1,104,623	0.4
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	1,986,538	0.7
4,874,000	#	DBJPM 16-C3 E Mortgage Trust, 4.386%, 09/10/49	3,347,276	1.2
660,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	536,057	0.2
1,002,894	#,^	DBUBS 2011-LC1A XA, 0.927%, 11/10/46	18,894	0.0
6,668,891	^	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	858,031	0.3
31,400,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	2,932,449	1.0
31,400,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K717 X3, 1.681%, 11/25/42	2,003,493	0.7
19,707,890	^	Freddie Mac Multifamily Structured Pass Through Certificates KS06 X, 1.213%, 08/25/26	1,411,692	0.5
3,307,000	^	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	338,036	0.1
160,388,405	#,^	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/45	859,537	0.3
149,082,442	#,^	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	915,590	0.3
79,761	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.462%, 05/10/43	79,789	0.0
1,000,000	#	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	959,632	0.3
1,100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	979,499	0.3
3,531,942	#,^	GS Mortgage Securities Trust 2011-GC5 XA, 1.523%, 08/10/44	161,633	0.1
110,433,614	#,^	GS Mortgage Securities Corp. II 2011-GC3 X, 0.837%, 03/10/44	2,229,268	0.8
1,500,000	#	GS Mortgage Securities Trust 2016-GS4 E, 3.925%, 11/10/49	968,478	0.3
31,146,163	#,^	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.210%, 02/15/46	687,411	0.2
2,453,237	#	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	2,464,730	0.9

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
46,979,000	#,^	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	$1,443,096	0.5
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	962,747	0.3
2,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.909%, 10/15/33	2,023,731	0.7
1,770,036	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,771,902	0.6
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,994,337	0.7
2,000,000	#	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	1,998,478	0.7
344,879		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	342,795	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	178,499	0.1
2,000,000	#	Morgan Stanley Capital I Trust 2005-T19 G, 5.774%, 06/12/47	1,999,978	0.7
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.375%, 10/15/42	4,901,186	1.7
300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	320,211	0.1
2,000,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,949,232	0.7
1,000,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.990%, 02/15/47	914,392	0.3
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.608%, 08/15/47	988,926	0.4
958,982		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	964,518	0.3
1,000,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.174%, 02/15/51	1,019,095	0.4
9,808,646	^	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.723%, 01/15/59	869,758	0.3
1,692,952	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	86,369	0.0
7,823,849	^	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.312%, 12/15/47	483,181	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $64,962,589)		65,652,753	22.8

	Total Long-Term Investments
	(Cost $263,653,232)		268,474,251	93.4

SHORT-TERM INVESTMENTS: 6.4%
		Commercial Paper: 5.0%
1,450,000		American Electric Power Inc., 1.440%, 07/05/17	1,449,715	0.5
2,598,000		Barton Capital, 1.370%, 07/03/17	2,597,709	0.9
1,000,000		Duke Energy Corp., 1.440%, 07/05/17	999,804	0.3
2,750,000		Enterprise, 1.460%, 07/10/17	2,748,907	0.9
2,750,000		HP Inc., 1.130%, 07/10/17	2,749,157	1.0
550,000		Kellog Co., 1.430%, 07/03/17	549,935	0.2
2,000,000		Mondelez International Inc., 1.450%, 07/06/17	1,999,528	0.7
1,500,000		United Healthcare Corp., 1.440%, 07/11/17	1,499,356	0.5
			14,594,111	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,947,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $3,947,000)	3,947,000	1.4

	Total Short-Term Investments
	(Cost $18,541,726)	18,541,111	6.4

	Total Investments in Securities (Cost $282,194,958)	$287,015,362	99.8
	Assets in Excess of Other Liabilities	540,939	0.2
	Net Assets	$287,556,301	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $282,203,737.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,763,831
Gross Unrealized Depreciation	(1,952,206)

Net Unrealized Appreciation	$4,811,625

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	33.9%
Other Asset-Backed Securities	24.4
Commercial Mortgage-Backed Securities	22.0
Student Loan Asset-Backed Securities	8.4
Asset-Backed Securities	3.0
Home Equity Asset-Backed Securities	1.3
Automobile Asset-Backed Securities	0.4
Short-Term Investments	6.4
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$95,088,928	$–	$95,088,928
Short-Term Investments	3,947,000	14,594,111	–	18,541,111
Commercial Mortgage-Backed Securities	–	65,652,753	–	65,652,753
Asset-Backed Securities	–	107,732,570	–	107,732,570
Total Investments, at fair value	$3,947,000	$283,068,362	$–	$287,015,362
Other Financial Instruments+
Futures	357,035	–	–	357,035
Total Assets	$4,304,035	$283,068,362	$–	$287,372,397
Liabilities Table
Other Financial Instruments+
Futures	$(4,071)	$–	$–	$(4,071)
Total Liabilities	$(4,071)	$–	$–	$(4,071)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

At June 30, 2017, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	3	09/20/17	$376,594	$7,571
U.S. Treasury Long Bond	88	09/20/17	13,524,500	119,560
U.S. Treasury Ultra 10-Year Note	160	09/20/17	21,570,000	(4,071)
U.S. Treasury Ultra Long Bond	46	09/20/17	7,630,250	114,141
			$43,101,344	$237,201
Short Contracts
U.S. Treasury 2-Year Note	(159)	09/29/17	(34,361,392)	39,995
U.S. Treasury 5-Year Note	(197)	09/29/17	(23,213,680)	75,768
			$(57,575,072)	$115,763

A summary of derivative instruments are categorized by primary risk exposure in the following table.

The fair value of derivative instruments as of June 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$357,035
Total Asset Derivatives		$357,035

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	4,071
Total Liability Derivatives		$4,071

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2017